5. NOTES PAYABLE (June 2018 Note) (Details) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Notes Payable June 2018 Note
2019	$ 338,168
2020	528,142
2021	186,639
Maturities of debt	$ 1,052,949	$ 281,031	$ 0